Exceptional items and remeasurements (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Disclosure of associates [line items]
Massachusetts Gas labour dispute		£ (1,852)	£ (1,648)		£ (1,578)
Operating profit		2,870	3,493	[1]	3,208
Finance income and costs		(1,069)	(882)		(1,087)
Profit before tax		1,841	2,660		2,184
Tax expense (income) on exceptional items and remeasurements		(339)	889		(374)
Profit after tax from continuing operations		1,502	3,549	[2]	1,810
Exceptional items and remeasurements
Disclosure of associates [line items]
Massachusetts Gas labour dispute		(149)	0		0
Operating profit		(572)	36		(565)
Net (losses)/gains on derivative financial instruments		(40)	119		(58)
Net gains on financial assets at fair value through profit and loss		15	0		0
Net losses on financial liabilities at fair value through profit and loss		(51)	0		0
Finance income and costs		(76)	119		(58)
Deferred tax arising on the reduction in US corporation tax rate		0	5		0
Profit before tax		(648)	160		(623)
Tax expense (income) on exceptional items and remeasurements		149	1,473		292
Profit after tax from continuing operations		(499)	1,633		(331)
Exceptional items
Disclosure of associates [line items]
Cost efficiency and restructuring programmes	£ (127)	(204)	0		0
Massachusetts Gas labour dispute		(283)	0		0
Impairment of nuclear connection development costs		(137)	0		0
Final settlement of LIPA MSA Transition		0	26		0
Environmental charges		0	0		(526)
Gas holder demolition costs		0	0		(107)
Operating profit		(624)	26		(633)
Deferred tax expense arising from reduction in UK tax rate		0	0		94
Deferred tax expense arising from reduction in US tax rate		0	1,510		0
Tax expense (income) on exceptional items and remeasurements		144	(9)		227
Profit after tax from continuing operations		(480)	1,532		(312)
Remeasurements
Disclosure of associates [line items]
Net gains on financial assets at fair value through profit and loss		15	0		0
Net losses on financial liabilities at fair value through profit and loss		(51)	0		0
Finance income and costs		(76)	119		(58)
Tax expense (income) on exceptional items and remeasurements		5	(28)		(29)
Profit after tax from continuing operations		(19)	101		(19)
Remeasurements | Commodity contract derivatives
Disclosure of associates [line items]
Operating profit		£ 52	£ 10		£ 68

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[2]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).